Income Tax Expense (Reconciliation Of U.S. Federal Statutory Rate To Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State taxes, net of federal tax	1.50%	1.90%	1.40%
Foreign operations	(2.30%)	(2.00%)	(1.80%)
Employee savings plan	(1.90%)	(0.20%)	(0.20%)
Research tax credit	0.00%	(0.70%)	(0.70%)
Domestic manufacturing tax benefit	(2.10%)	(2.40%)	(1.40%)
Other items and adjustments	(0.40%)	0.30%	(0.40%)
Effective income tax rate	29.80%	31.90%	31.90%